Supplemental pension plans (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Retirement Benefits
Maturity profile of the present value of the obligations of the benefit plans defined
Weighted average duration (years)	9.86
2019	R$ 202,553
2020	208,484
2021	214,845
2022	220,785
2023	226,353
After 2023	R$ 1,209,851
Other post-employment benefits
Maturity profile of the present value of the obligations of the benefit plans defined
Weighted average duration (years)	15.00
2019	R$ 34,171
2020	35,379
2021	38,409
2022	41,560
2023	45,091
After 2023	R$ 278,367